Convertible Redeemable Preferred Shares (Details) - USD ($)				12 Months Ended
	Apr. 10, 2025	Jan. 10, 2024	Apr. 19, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 26, 2023
Convertible Redeemable Preferred Shares [Line Items]
Stock repurchase value (in Dollars)	$ 100,000,000
Excess carrying value of preferred shares repurchased (in Dollars)	$ 38,093,537			$ 38,093,537
Preferred stock dividend percent				8.00%
Preferred shares conversion ratio				1 for 3.3593
Floor for preferred stock to earn in a redemption event				10.00%
Percentage of surviving entity				50.00%
Minimum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock dividend percent				8.00%
Series D Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Repurchase of shares (in Shares)	3,017,119
Carrying value of the preferred stock repurchased (in Dollars)	$ 138,093,537			$ (455,249,382)
Series D Preferred Stock [Member] | Maximum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares authorized (in Shares)							15,000,000
Series D Preferred Stock [Member] | Minimum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares authorized (in Shares)							11,144,336
Class A Ordinary Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Conversion of shares (in Shares)	269,381,830
Conversion value (in Dollars)	$ 2,745,357,933
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Carrying value of the preferred stock repurchased (in Dollars)				$ (453,514,272)
Percentage of share conversion				50.00%
Accredited Investor [Member] | Series D Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)		1,215,817	603,424
Total proceeds (in Dollars)		$ 40,297,282	$ 20,000,000
Equity Investment Ownership Percent [Member]
Convertible Redeemable Preferred Shares [Line Items]
Right of participation					50.00%
Conversion Rights [Member] | Series D Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of share conversion				66.00%